Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock. $0.001 Par Value [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total STEV Stockholders' Equity (Deficit) [Member]	Non-controlling Interest [Member]
Balance at Apr. 10, 2011		$ 6,000	$ (5,900)		$ 100
Balance, shares at Apr. 10, 2011		6,000,000
Common shares deemed issued in reverse acquisition	(118,288)	79,800	(198,088)		(118,288)
Common shares deemed issued in reverse acquisition, shares		79,800,000
Common shares cancelled in reverse acquisition		(33,000)	33,000
Common shares cancelled in reverse acquisition, shares		(33,000,000)
Common shares issued for cash at $0.25 per share on October 4, 2011	100,000	400	99,600		100,000
Common shares issued for cash at $0.25 per share on October 4, 2011, shares		400,000
Common shares issued for notes conversion at $0.25 per share on October 4, 2011	350,000	1,400	348,600		350,000
Common shares issued for notes conversion at $0.25 per share on October 4, 2011, shares		1,400,000
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011	18,713	75	18,638		18,713
Common shares issued for conversion of accrued interest at $0.25 per share on October 4, 2011, shares		74,850
Common shares cancelled by significant stockholder on October 4, 2011		(3,000)	3,000
Common shares cancelled by significant stockholder on October 4, 2011, shares		(3,000,000)
Common shares issued for future director services on October 4, 2011		3,000	747,000		750,000
Common shares issued for future director services on October 4, 2011, shares		3,000,000
Common shares issued for future director services on October 4, 2011	(750,000)		(750,000)		(750,000)
Common shares issued for future director services on October 4, 2011 earned during the period	187,500		187,500		187,500
Make good shares released to officer for achieving the first milestone on December 23, 2011	750,000	3,000	747,000		750,000
Make good shares released to officer for achieving the first milestone on December 23, 2011, shares		3,000,000
Common shares issued for notes conversion at $0.25 per share on January 18, 2012	150,000	600	149,400		150,000
Common shares issued for notes conversion at $0.25 per share on January 18, 2012, shares		600,000
Common shares issued for conversion of accrued interest at $0.25 per share on January 18, 2012	4,356	17	4,339		4,356
Common shares issued for conversion of accrued interest at $0.25 per share on January 18, 2012, shares		17,425
Common shares issued for financing services upon agreement at $1.50 per share on January 26, 2012	52,500	35	52,465		52,500
Common shares issued for financing services upon agreement at $1.50 per share on January 26, 2012, shares		35,000
Common shares issued for consulting services at $1.39 per share on March 31, 2012	38,225	28	38,197		38,225
Common shares issued for consulting services at $1.39 per share on March 31, 2012, shares		27,500
Net loss	(2,323,551)			(2,323,551)	(2,323,551)
Balance at Mar. 31, 2012	(790,445)	58,355	1,474,751	(2,323,551)	(790,445)
Balance, shares at Mar. 31, 2012	58,354,775	58,354,775
Common shares issued for future director services on October 4, 2011 earned during the period	187,500		187,500		187,500
Restricted common shares issued for farm management services to a related party valued at $0.79 per share discounted at 69% on July 5, 2012	272,550	500	272,050		272,550
Restricted common shares issued for farm management services to a related party valued at $0.79 per share discounted at 69% on July 5, 2012, shares		500,000
Restricted common shares issued for technology rights valued at $0.79 per share discounted at 69% on July 5, 2012	1,635,300	3,000	1,632,300		1,635,300
Restricted common shares issued for technology rights valued at $0.79 per share discounted at 69% on July 5, 2012, shares		3,000,000
Common shares issued for notes conversion at $0.832143 per share on July 6, 2012	500,000	601	499,399		500,000
Common shares issued for notes conversion at $0.832143 per share on July 6, 2012, shares		600,858
Common shares issued for conversion of accrued interest at $0.832143 per share on July 6, 2012	27,739	33	27,706		27,739
Common shares issued for conversion of accrued interest at $0.832143 per share on July 6, 2012, shares		33,335
Common shares and warrants issued for cash to two investors at $0.46875 per unit on August 6, 2012	500,000	1,067	498,933		500,000
Common shares and warrants issued for cash to two investors at $0.46875 per unit on August 6, 2012, shares		1,066,667
Commissions and legal fees in connection with the stock sales on August 6, 2012	(52,500)		(52,500)		(52,500)
Net loss	(1,261,734)			(1,209,374)	(1,209,374)	(52,360)
Balance at Sep. 30, 2012	$ 1,018,411	$ 63,556	$ 4,540,140	$ (3,532,925)	$ 1,070,771	$ (52,360)
Balance, shares at Sep. 30, 2012	63,555,635	63,555,635